Income taxes - Disclosure of detailed information about non capital losses available (Details) - Non-capital losses carried forward [Member] - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 62,755,000	$ 58,032,000
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	800,000
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,124,000
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,344,000
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	1,596,000
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,691,000
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,358,000
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,327,000
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,606,000
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,507,000
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,623,000
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,895,000
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,612,000
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,303,000
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	5,215,000
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,472,000
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 5,282,000